Net Income Per Share - Computation of Basic and Diluted Net Income Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		May 31, 2021	May 31, 2020	May 31, 2019
Numerator:
Net income attributable to New Oriental Education & Technology Group Inc.'s shareholders		$ 334,414	$ 413,333	$ 238,065
Net income available for future distribution		$ 334,414	$ 413,333	$ 238,065
Denominator
Weighted average common shares outstanding basic	[1]	1,645,463,440	1,584,295,760	1,582,938,900
Plus: incremental weighted average common shares from assumed vesting of NES using the treasury stock method		6,518,944	11,073,140	7,454,550
Weighted average common shares outstanding diluted	[1]	1,651,982,384	1,595,368,900	1,590,393,450
Net income per common share
- Basic	[1]	$ 0.20	$ 0.26	$ 0.15
- Diluted	[1]	$ 0.20	$ 0.26	$ 0.15

[1]	Retrospectively restated for the effect of stock split. (Note 16)